DERIVATIVE LIABILITIES - WARRANTS (Details Textual) (USD $)	12 Months Ended
Mar. 31, 2012
Minimum [Member]
Derivative Liability Warrants Maturity Period	5 years
Derivative Liability Warrants Exercise Price	$ 0.0625
Maximum [Member]
Derivative Liability Warrants Maturity Period	7 years
Derivative Liability Warrants Exercise Price	$ 3.00